CONDENSED CONSOLIDATED INTERIM BALANCE SHEETS (Parenthetical)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Jun. 30, 2020 CNY (¥) shares
Rights of use lease assets	$ 316,954	¥ 2,070,548	¥ 2,549,914
Operating lease liabilities - current	204,069	1,333,113	1,328,976
Operating lease liabilities - non-current	$ 111,733	¥ 729,909	¥ 1,210,088
Common shares, par value (in dollars per share) | $ / shares	$ 0.0925
Common shares, shares authorized	20,000,000	20,000,000	20,000,000
Common shares, shares issued	8,416,721	8,416,721	7,202,832
Common shares, shares outstanding	8,416,721	8,416,721	7,202,832
Related Party
Rights of use lease assets	$ 88,921		¥ 803,503
Operating lease liabilities - current	70,700	¥ 461,859	450,728
Operating lease liabilities - non-current	$ 18,221	¥ 119,029	¥ 352,775